INCOME TAXES (Income Tax Reconciliation) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Aug. 31, 2013	Aug. 31, 2012	Aug. 31, 2011
Effective Income Tax Rate Reconciliation, Amount [Abstract]
U.S. Federal Statutory Rate	$ 1,200	$ 1,046	$ 831
U.S. R&D Tax Credit	(43)	(15)	(34)
U.S. Domestic Manufacturing Deduction	(68)	(67)	(37)
Lower Taxes on Foreign Operations	(78)	(67)	(98)
State Income Taxes	43	42	52
Valuation Allowances	0	12	(7)
Adjustment for Unrecognized Tax Benefits	(110)	(59)	(1)
Other	(29)	9	11
Total	$ 915	$ 901	$ 717